Loans, net - Summary of classification of direct loan portfolio (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Summary of loans receivables [line Items]
Direct loans	S/ 6,617,000
Gross carrying amount [member]
Summary of loans receivables [line Items]
Direct loans	43,081,904	S/ 38,257,144
Gross carrying amount [member] | Commercial loans [member]
Summary of loans receivables [line Items]
Direct loans	22,001,567	17,479,006
Gross carrying amount [member] | Consumer loans [member]
Summary of loans receivables [line Items]
Direct loans	11,416,175	12,821,567
Gross carrying amount [member] | Mortgage loans [member]
Summary of loans receivables [line Items]
Direct loans	7,721,267	7,206,445
Gross carrying amount [member] | Small and micro-business loans [member]
Summary of loans receivables [line Items]
Direct loans	S/ 1,942,895	S/ 750,126